REVERSE STOCK SPLIT	12 Months Ended
Oct. 31, 2021
Reverse Stock Split
REVERSE STOCK SPLIT

3. REVERSE STOCK SPLIT

On March 31, 2022, the Company’s stockholders voted to approve an amendment to allow the Company to execute a reverse stock split of common stock within a range of 1 for 20 to 1 for 80, without reducing the authorized number of shares of the common stock, at the discretion of the Board of Directors. On June 3, 2022, the Board of Directors approved a 1 for 80 reverse stock split, which became effective on June 6, 2022. All references in this Report to number of shares, price per share and weighted average number of shares of common stock outstanding prior to this reverse stock split have been adjusted to reflect the reverse stock split on a retroactive basis, unless otherwise noted.